Changes in the Standardised Measure (Parenthetical) (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Discounted future net cash flows relating to proved oil and gas reserves [line items]
Standardised measure	$ 5,058	$ 9,152	$ 10,240	$ 8,242
United States [member]
Discounted future net cash flows relating to proved oil and gas reserves [line items]
Standardised measure	2,346	3,590	5,257
Discontinued operations - Onshore US Cash Generating Units [member] | United States [member]
Discounted future net cash flows relating to proved oil and gas reserves [line items]
Standardised measure	$ 0	$ 0	$ 1,932